Schedule of Investments(a)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–92.10%
Advertising–0.17%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$559,000	$493,524
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	3,718,000	3,617,881
Lamar Media Corp., 4.00%, 02/15/2030(c)	558,000	489,096
		4,600,501
Aerospace & Defense–1.91%
Boeing Co. (The),
2.75%, 02/01/2026(c)	1,307,000	1,224,460
2.20%, 02/04/2026	200,000	186,171
5.15%, 05/01/2030	4,852,000	4,814,408
3.63%, 02/01/2031	3,840,000	3,474,107
5.93%, 05/01/2060	5,761,000	5,621,463
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	4,502,000	4,363,921
Lockheed Martin Corp.,
5.10%, 11/15/2027	2,834,000	2,916,628
4.45%, 05/15/2028(c)	1,769,000	1,765,859
4.75%, 02/15/2034(c)	3,148,000	3,149,564
4.15%, 06/15/2053	1,446,000	1,256,721
5.70%, 11/15/2054	2,058,000	2,245,062
5.20%, 02/15/2055	4,064,000	4,111,190
4.30%, 06/15/2062	1,744,000	1,521,830
5.90%, 11/15/2063	2,058,000	2,299,811
Northrop Grumman Corp., 4.95%, 03/15/2053(c)	2,408,000	2,294,747
Raytheon Technologies Corp.,
5.00%, 02/27/2026	1,070,000	1,077,641
5.15%, 02/27/2033	5,160,000	5,251,481
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	299,208
TransDigm, Inc.,
6.25%, 03/15/2026(b)	547,000	543,747
6.38%, 06/15/2026	141,000	139,495
6.75%, 08/15/2028(b)	2,680,000	2,686,437
		51,243,951
Agricultural & Farm Machinery–0.49%
John Deere Capital Corp., 4.90%, 03/03/2028	12,960,000	13,180,448
Agricultural Products & Services–0.47%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	2,911,000	2,860,182
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031(c)	560,000	469,594
Cargill, Inc.,
4.50%, 06/24/2026(b)	2,986,000	2,977,265
5.13%, 10/11/2032(b)(c)	1,982,000	2,018,911
4.75%, 04/24/2033(b)	2,728,000	2,705,750
4.38%, 04/22/2052(b)	1,744,000	1,521,147
		12,552,849
	Principal Amount	Value
Air Freight & Logistics–0.42%
United Parcel Service, Inc.,
4.88%, 03/03/2033(c)	$3,619,000	$3,674,871
5.05%, 03/03/2053	7,715,000	7,715,169
		11,390,040
Aluminum–0.03%
Novelis Corp., 3.25%, 11/15/2026(b)	824,000	745,051
Apparel Retail–0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	926,000	652,780
Application Software–0.17%
NCR Corp., 5.75%, 09/01/2027(b)	511,000	508,891
Salesforce, Inc., 2.90%, 07/15/2051	2,193,000	1,507,909
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	516,000	493,005
Workday, Inc., 3.70%, 04/01/2029(c)	2,085,000	1,940,904
		4,450,709
Asset Management & Custody Banks–1.49%
Ameriprise Financial, Inc.,
4.50%, 05/13/2032(c)	1,636,000	1,567,302
5.15%, 05/15/2033	5,848,000	5,837,141
Ares Capital Corp.,
2.88%, 06/15/2028(c)	175,000	145,969
3.20%, 11/15/2031(c)	400,000	305,645
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)(d)	3,695,000	3,635,386
5.83%, 10/25/2033(d)	3,025,000	3,182,528
4.71%, 02/01/2034(d)	2,392,000	2,333,478
Series J, 4.97%, 04/26/2034(c)(d)	3,359,000	3,341,654
Series I, 3.75%(c)(d)(e)	3,941,000	3,204,427
BlackRock, Inc., 4.75%, 05/25/2033	5,657,000	5,601,217
Northern Trust Corp., 6.13%, 11/02/2032(c)	3,578,000	3,755,773
State Street Corp.,
5.82%, 11/04/2028(d)	1,233,000	1,269,946
4.82%, 01/26/2034(c)(d)	1,358,000	1,325,758
5.16%, 05/18/2034(c)(d)	4,629,000	4,610,510
		40,116,734
Automobile Manufacturers–2.26%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	658,000	624,304
3.75%, 01/30/2031(b)(c)	1,046,000	884,159
American Honda Finance Corp., 4.60%, 04/17/2030	1,926,000	1,898,251

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Co.,
4.35%, 12/08/2026(c)	$515,000	$497,381
3.25%, 02/12/2032	531,000	403,970
6.10%, 08/19/2032(c)	4,835,000	4,549,210
4.75%, 01/15/2043	345,000	255,261
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	1,276,000	1,201,713
7.35%, 11/04/2027(c)	3,938,000	3,982,677
6.80%, 05/12/2028	7,008,000	6,942,500
5.11%, 05/03/2029	450,000	412,431
7.35%, 03/06/2030	2,681,000	2,703,448
Hyundai Capital America,
4.30%, 02/01/2024(b)	9,093,000	9,005,162
5.50%, 03/30/2026(b)	2,526,000	2,527,193
5.60%, 03/30/2028(b)	4,507,000	4,525,742
2.00%, 06/15/2028(b)	200,000	169,169
5.80%, 04/01/2030(b)(c)	11,646,000	11,841,013
Volkswagen Group of America Finance LLC (Germany),
4.35%, 06/08/2027(b)(c)	5,180,000	5,042,368
4.60%, 06/08/2029(b)	3,261,000	3,152,879
		60,618,831
Automotive Parts & Equipment–1.18%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	4,624,000	4,127,984
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	3,504,000	3,438,594
4.90%, 05/01/2033(b)	5,460,000	5,368,656
5.40%, 05/01/2053(b)(c)	8,113,000	7,976,895
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)(c)	2,594,000	1,951,336
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	548,000	484,996
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	3,396,000	3,414,050
7.13%, 04/14/2030(b)	4,790,000	4,829,422
		31,591,933
Automotive Retail–0.59%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,820,000	1,851,985
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	137,000	125,130
4.63%, 11/15/2029(b)(c)	425,000	375,206
AutoZone, Inc., 4.75%, 08/01/2032	2,145,000	2,091,226
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,063,000	931,949
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,096,000	915,308
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	4,777,000	4,121,902
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)(c)	2,960,000	2,452,564
4.88%, 11/15/2031(b)(c)	3,629,000	2,890,415
		15,755,685
	Principal Amount	Value
Biotechnology–2.26%
AbbVie, Inc., 4.88%, 11/14/2048	$1,634,000	$1,515,960
Amgen, Inc.,
5.25%, 03/02/2025	1,618,000	1,623,171
5.15%, 03/02/2028	11,389,000	11,487,375
5.25%, 03/02/2030	5,523,000	5,567,864
2.00%, 01/15/2032	125,000	99,164
5.25%, 03/02/2033	10,069,000	10,108,913
3.15%, 02/21/2040(c)	1,269,000	956,322
5.60%, 03/02/2043	7,752,000	7,685,371
5.65%, 03/02/2053	12,096,000	12,109,152
5.75%, 03/02/2063	9,546,000	9,497,910
		60,651,202
Brewers–0.21%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	2,337,000	1,819,420
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.00%, 11/15/2039	1,887,000	2,404,472
4.35%, 06/01/2040	1,586,000	1,455,777
		5,679,669
Broadline Retail–0.17%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	3,700,000	2,398,232
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	75,000	63,647
Prosus N.V. (China), 3.26%, 01/19/2027(b)	2,374,000	2,155,826
		4,617,705
Building Products–0.01%
Owens Corning, 4.30%, 07/15/2047	250,000	204,581
Cable & Satellite–1.35%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	210,000	191,110
6.38%, 09/01/2029(b)(c)	4,452,000	4,157,413
4.75%, 03/01/2030(b)	607,000	512,653
4.50%, 08/15/2030(b)(c)	676,000	557,086
7.38%, 03/01/2031(b)(c)	2,567,000	2,458,617
4.50%, 05/01/2032	401,000	314,237
4.50%, 06/01/2033(b)	243,000	185,721
4.25%, 01/15/2034(b)	217,000	160,738
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	3,789,000	3,727,141
5.38%, 04/01/2038	249,000	210,200
3.50%, 06/01/2041	2,097,000	1,385,124
3.50%, 03/01/2042	2,516,000	1,644,841
5.75%, 04/01/2048	1,901,000	1,575,406
3.90%, 06/01/2052	2,123,000	1,336,728
6.83%, 10/23/2055	3,257,000	3,018,423
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032	$5,513,000	$5,783,685
3.45%, 02/01/2050	1,610,000	1,206,590
2.80%, 01/15/2051	2,899,000	1,898,074
2.89%, 11/01/2051	1,099,000	724,335
2.94%, 11/01/2056	1,550,000	993,948
2.99%, 11/01/2063	1,241,000	770,206
CSC Holdings LLC,
4.50%, 11/15/2031(b)	1,889,000	1,315,089
5.00%, 11/15/2031(b)	200,000	86,721
DISH Network Corp., 11.75%, 11/15/2027(b)	521,000	499,233
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	460,000	339,923
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	296,000	234,641
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,000,000	900,117
		36,188,000
Cargo Ground Transportation–0.79%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,151,000	1,148,972
4.40%, 07/01/2027(b)	5,015,000	4,770,667
5.70%, 02/01/2028(b)	2,434,000	2,423,273
5.55%, 05/01/2028(b)	6,996,000	6,916,953
6.20%, 06/15/2030(b)(c)	1,618,000	1,627,814
Ryder System, Inc.,
4.63%, 06/01/2025	2,752,000	2,711,992
4.30%, 06/15/2027	1,623,000	1,572,754
		21,172,425
Casinos & Gaming–0.07%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	508,000	491,607
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	521,000	462,560
Las Vegas Sands Corp., 3.50%, 08/18/2026	1,075,000	996,237
		1,950,404
Commercial & Residential Mortgage Finance–0.55%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	3,942,000	3,712,748
3.50%, 11/01/2027(b)	7,676,000	6,858,006
6.25%, 04/15/2028(b)	4,113,000	4,122,749
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	206,498
		14,900,001
Commodity Chemicals–0.05%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,493,000	1,312,071
Computer & Electronics Retail–0.26%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024(c)	2,070,000	2,038,299
4.90%, 10/01/2026	1,406,000	1,397,183
3.45%, 12/15/2051(b)	1,138,000	734,588
	Principal Amount	Value
Computer & Electronics Retail–(continued)
Leidos, Inc.,
2.30%, 02/15/2031	$200,000	$156,297
5.75%, 03/15/2033	2,591,000	2,574,524
		6,900,891
Construction & Engineering–0.02%
AECOM, 5.13%, 03/15/2027	133,000	128,530
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	536,000	496,572
		625,102
Construction Machinery & Heavy Transportation Equipment– 0.16%
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	4,186,000	4,107,243
Wabtec Corp., 4.95%, 09/15/2028	209,000	203,559
		4,310,802
Construction Materials–0.07%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)(c)	2,012,000	1,915,875
Consumer Finance–0.76%
Ally Financial, Inc., 2.20%, 11/02/2028	247,000	197,214
Capital One Financial Corp.,
3.30%, 10/30/2024	9,996,000	9,639,071
5.27%, 05/10/2033(c)(d)	550,000	525,349
FirstCash, Inc., 5.63%, 01/01/2030(b)	525,000	477,396
General Motors Financial Co., Inc.,
5.40%, 04/06/2026(c)	1,097,000	1,092,470
5.00%, 04/09/2027	2,951,000	2,897,930
4.30%, 04/06/2029	3,981,000	3,685,044
Series B, 6.50%(d)(e)	200,000	167,424
OneMain Finance Corp.,
6.88%, 03/15/2025	300,000	289,450
7.13%, 03/15/2026(c)	925,000	885,508
3.88%, 09/15/2028	283,000	222,860
5.38%, 11/15/2029(c)	519,000	424,910
		20,504,626
Consumer Staples Merchandise Retail–1.15%
Dollar General Corp.,
4.63%, 11/01/2027(c)	1,514,000	1,504,247
5.00%, 11/01/2032(c)	1,334,000	1,316,979
5.50%, 11/01/2052(c)	2,664,000	2,601,384
Target Corp.,
4.40%, 01/15/2033(c)	340,000	331,695
4.80%, 01/15/2053	3,041,000	2,863,993
Walmart, Inc.,
4.00%, 04/15/2030	2,566,000	2,521,074
4.10%, 04/15/2033	3,985,000	3,902,548
6.50%, 08/15/2037	4,358,000	5,163,165
4.50%, 09/09/2052	2,860,000	2,741,551
4.50%, 04/15/2053(c)	8,193,000	7,858,989
		30,805,625
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Copper–0.15%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	$2,253,000	$2,201,415
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)	1,919,000	1,806,028
		4,007,443
Distillers & Vintners–0.10%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	1,684,000	1,689,288
Constellation Brands, Inc., 4.90%, 05/01/2033(c)	1,028,000	1,010,514
		2,699,802
Distributors–0.00%
Genuine Parts Co., 2.75%, 02/01/2032	165,000	136,497
Diversified Banks–13.39%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,082,257
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	1,433,000	1,292,212
3.80%, 05/17/2031(b)	1,858,000	1,506,894
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	4,445,000	4,611,216
6.75%(b)(c)(d)(e)	3,444,000	3,336,852
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	1,992,000	1,848,576
Bank of America Corp.,
6.15% (SOFR + 1.05%), 02/04/2028(c)(f)	2,846,000	2,833,108
4.38%, 04/27/2028(d)	4,585,000	4,436,055
5.20%, 04/25/2029(d)	9,023,000	8,997,975
2.97%, 02/04/2033(d)	1,412,000	1,178,488
4.57%, 04/27/2033(d)	4,147,000	3,899,092
5.02%, 07/22/2033(d)	4,498,000	4,400,993
5.29%, 04/25/2034(c)(d)	8,659,000	8,609,164
3.85%, 03/08/2037(d)	835,000	714,175
7.75%, 05/14/2038	2,009,000	2,391,181
Series AA, 6.10%(c)(d)(e)	5,078,000	4,963,745
Series DD, 6.30%(c)(d)(e)	1,542,000	1,557,420
Series U, 8.63% (3 mo. USD LIBOR + 3.15%)(c)(e)(f)	9,808,000	9,740,570
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	2,823,244
Bank of Montreal (Canada), 5.30%, 06/05/2026	2,296,000	2,299,646
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)(d)	5,544,000	5,700,639
Barclays PLC (United Kingdom), 8.00%(d)(e)	4,510,000	3,923,700
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	1,666,000	1,647,915
BPCE S.A. (France),
5.98%, 01/18/2027(b)(d)	4,156,000	4,154,305
2.28%, 01/20/2032(b)(d)	250,000	193,937
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
3.98%, 03/20/2030(d)	$1,997,000	$1,853,196
3.79%, 03/17/2033(d)	3,326,000	2,955,001
6.17%, 05/25/2034(c)(d)	8,859,000	8,989,587
2.90%, 11/03/2042(d)	1,412,000	993,596
3.88%(d)(e)	119,000	99,377
7.38%(c)(d)(e)	8,517,000	8,474,415
Series A, 9.34% (3 mo. USD LIBOR + 4.07%)(e)(f)	1,192,000	1,189,020
Series V, 4.70%(d)(e)	2,340,000	2,034,864
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	224,000	176,745
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(d)	2,625,000	2,451,186
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,982,000	1,899,331
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,124,000	1,109,558
4.55%, 08/23/2027(b)	6,178,000	6,010,353
Fifth Third Bancorp,
2.38%, 01/28/2025	1,652,000	1,532,973
2.55%, 05/05/2027	913,000	799,880
1.71%, 11/01/2027(d)	1,824,000	1,565,462
4.77%, 07/28/2030(d)	3,875,000	3,593,611
4.34%, 04/25/2033(c)(d)	2,407,000	2,150,421
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(d)	3,440,000	3,393,135
2.36%, 08/18/2031(d)	201,000	161,914
2.87%, 11/22/2032(d)	386,000	311,220
5.40%, 08/11/2033(d)	5,361,000	5,252,009
8.11%, 11/03/2033(d)	6,069,000	6,755,050
6.33%, 03/09/2044(d)	6,373,000	6,604,620
6.00%(d)(e)	3,533,000	3,141,424
JPMorgan Chase & Co.,
3.63%, 12/01/2027(c)	1,416,000	1,339,233
4.32%, 04/26/2028(d)	4,508,000	4,390,677
4.85%, 07/25/2028(c)(d)	3,493,000	3,476,535
3.70%, 05/06/2030(d)	1,997,000	1,846,925
4.59%, 04/26/2033(d)	2,960,000	2,840,433
5.72%, 09/14/2033(c)(d)	7,079,000	7,169,394
5.35%, 06/01/2034(d)	7,486,000	7,582,952
4.26%, 02/22/2048(d)	1,345,000	1,156,519
Series W, 6.32% (3 mo. USD LIBOR + 1.00%), 05/15/2047(f)	4,130,000	3,396,925
Series FF, 5.00%(d)(e)	207,000	198,202
KeyBank N.A.,
0.43%, 06/14/2024(d)	4,893,000	4,734,071
3.30%, 06/01/2025	1,552,000	1,412,822
4.15%, 08/08/2025	135,000	124,214
5.85%, 11/15/2027(c)	1,827,000	1,696,949
4.90%, 08/08/2032	338,000	270,685
KeyCorp,
3.88%, 05/23/2025(d)	2,586,000	2,354,535
2.55%, 10/01/2029	1,677,000	1,285,431
4.79%, 06/01/2033(d)	1,700,000	1,470,160
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	$200,000	$189,496
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	4,369,000	4,092,279
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	3,922,000	3,667,111
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	3,092,000	3,058,131
5.24%, 04/19/2029(c)(d)	1,899,000	1,894,904
2.05%, 07/17/2030	516,000	421,481
1.80%, 07/20/2033(d)	4,071,000	4,026,264
5.41%, 04/19/2034(c)(d)	1,958,000	1,969,126
Mizuho Financial Group, Inc. (Japan),
2.56%, 09/13/2031	193,000	152,686
5.67%, 09/13/2033(c)(d)	5,085,000	5,204,302
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	3,172,000	3,205,655
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	256,000	199,891
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	4,355,000	4,364,845
5.00%, 05/30/2028(b)	2,087,000	2,096,989
NatWest Group PLC (United Kingdom),
5.85%, 03/02/2027(d)	1,063,000	1,066,703
6.02%, 03/02/2034(d)	1,331,000	1,359,424
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)(d)	5,906,000	5,309,138
6.04%, 10/28/2033(c)(d)	3,489,000	3,602,029
5.07%, 01/24/2034(c)(d)	3,569,000	3,448,292
Series V, 6.20%(c)(d)(e)	4,790,000	4,439,731
Series W, 6.25%(c)(d)(e)	5,690,000	5,177,900
Royal Bank of Canada (Canada), 5.00%, 02/01/2033	5,340,000	5,270,235
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(d)	2,996,000	2,374,462
3.27%, 02/18/2036(b)(d)	2,720,000	2,168,396
4.30%(b)(d)(e)	5,262,000	3,710,941
7.75%(b)(d)(e)	5,568,000	5,433,981
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.04%, 07/16/2029	1,509,000	1,332,200
2.14%, 09/23/2030(c)	464,000	372,110
5.77%, 01/13/2033	8,445,000	8,828,986
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	2,045,000	2,069,179
Synovus Bank, 5.63%, 02/15/2028(c)	11,795,000	10,504,737
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	4,602,000	4,727,727
U.S. Bancorp,
4.97%, 07/22/2033(d)	2,664,000	2,415,142
5.85%, 10/21/2033(c)(d)	4,807,000	4,854,265
4.84%, 02/01/2034(c)(d)	6,792,000	6,376,601
2.49%, 11/03/2036(c)(d)	5,501,000	4,068,888
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	$1,697,000	$1,591,653
4.81%, 07/25/2028(c)(d)	2,014,000	1,983,312
4.15%, 01/24/2029	2,695,000	2,555,252
4.90%, 07/25/2033(d)	1,975,000	1,906,973
5.39%, 04/24/2034(d)	2,810,000	2,815,372
3.07%, 04/30/2041(d)	902,000	656,027
5.38%, 11/02/2043(c)	5,759,000	5,422,382
4.75%, 12/07/2046	1,546,000	1,304,678
4.61%, 04/25/2053(d)	3,647,000	3,149,403
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(d)	241,000	228,465
2.67%, 11/15/2035(d)	101,000	77,891
		359,533,604
Diversified Capital Markets–0.25%
Credit Suisse Group AG (Switzerland),
4.50%(b)(e)(g)	3,057,000	106,995
5.25%(b)(e)(g)	1,903,000	66,605
7.25%(b)(e)(g)	330,000	11,550
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	1,277,000	1,266,995
4.75%, 05/12/2028(b)(d)	3,537,000	3,391,335
4.38%(b)(d)(e)	2,699,000	1,848,967
		6,692,447
Diversified Chemicals–0.45%
Braskem Netherlands Finance B.V. (Brazil), 7.25%, 02/13/2033(b)	2,670,000	2,576,974
Celanese US Holdings LLC,
5.90%, 07/05/2024	4,548,000	4,544,026
6.05%, 03/15/2025	4,865,000	4,887,013
		12,008,013
Diversified Financial Services–0.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	2,340,000	2,329,778
5.75%, 06/06/2028	7,786,000	7,725,180
3.00%, 10/29/2028	454,000	393,887
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	360,000	319,737
Jackson Financial, Inc.,
5.17%, 06/08/2027(c)	981,000	938,989
5.67%, 06/08/2032(c)	261,000	249,266
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	536,000	457,698
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	580,000	472,564
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	4,785,000	4,775,015
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	559,000	493,284
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	3,600,000	2,856,420
3.25%, 10/01/2031(b)	6,400,000	4,896,736
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Financial Services–(continued)
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	$569,000	$500,817
		26,409,371
Diversified Metals & Mining–0.38%
Corp. Nacional del Cobre de Chile (Chile),
5.13%, 02/02/2033(b)	1,861,000	1,853,534
3.15%, 01/15/2051(b)	1,214,000	828,798
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	2,088,000	1,766,540
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	28,000	25,692
6.13%, 04/01/2029(b)	511,000	459,587
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	4,829,000	4,792,642
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	503,000	512,001
		10,238,794
Diversified REITs–0.52%
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)(c)	4,124,000	4,013,436
5.25%, 01/30/2026(b)(c)	2,991,000	2,874,378
4.87%, 01/15/2030(b)(c)	995,000	839,362
6.39%, 01/15/2050(b)	8,001,000	5,907,138
VICI Properties L.P., 5.13%, 05/15/2032	250,000	233,636
		13,867,950
Diversified Support Services–0.17%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,664,000	1,685,865
7.75%, 03/15/2031(b)(c)	2,750,000	2,869,680
		4,555,545
Drug Retail–0.44%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	4,861,000	4,886,399
4.88%, 04/21/2033(b)	4,595,000	4,621,025
CVS Pass-Through Trust,
6.04%, 12/10/2028	867,222	875,360
5.77%, 01/10/2033(b)	1,441,948	1,409,702
		11,792,486
Education Services–0.13%
Grand Canyon University, 3.25%, 10/01/2023	3,480,000	3,436,500
Electric Utilities–4.57%
AEP Texas, Inc., 5.25%, 05/15/2052	1,953,000	1,849,923
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,818,000	2,906,157
3.88%, 02/15/2062(c)(d)	6,184,000	5,009,032
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	1,678,000	1,193,638
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053(c)	2,020,000	2,029,327
Principal Amount		Value
Electric Utilities–(continued)
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	$1,269,000	$1,366,970
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,016,000	2,944,822
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,712,000	3,720,421
Duke Energy Corp.,
5.00%, 12/08/2027	1,489,000	1,493,397
5.00%, 08/15/2052	3,849,000	3,440,648
3.25%, 01/15/2082(d)	1,548,000	1,164,760
Duke Energy Indiana LLC, 5.40%, 04/01/2053	7,333,000	7,293,707
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	1,453,000	1,287,285
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,457,000	1,470,594
6.00%, 01/22/2114(b)(c)	6,655,000	5,894,565
Enel Finance America LLC (Italy),
7.10%, 10/14/2027(b)	1,455,000	1,549,776
2.88%, 07/12/2041(b)	1,466,000	948,754
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	2,952,000	3,042,499
Evergy Metro, Inc., 4.95%, 04/15/2033	1,543,000	1,521,957
Eversource Energy, Series R, 1.65%, 08/15/2030	88,000	70,373
Exelon Corp., 5.60%, 03/15/2053	2,758,000	2,729,482
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	1,000,000	958,120
Georgia Power Co.,
4.65%, 05/16/2028	3,711,000	3,673,779
4.95%, 05/17/2033	4,993,000	4,926,972
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	2,917,000	2,676,348
Metropolitan Edison Co., 5.20%, 04/01/2028(b)(c)	868,000	875,296
National Rural Utilities Cooperative Finance Corp.,
4.45%, 03/13/2026	6,427,000	6,390,272
2.75%, 04/15/2032	1,477,000	1,242,703
5.80%, 01/15/2033(c)	2,496,000	2,637,319
7.13%, 09/15/2053(d)	4,117,000	4,135,348
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	2,803,000	2,835,324
4.63%, 07/15/2027	4,879,000	4,848,724
5.00%, 07/15/2032	1,614,000	1,596,138
NRG Energy, Inc., 4.45%, 06/15/2029(b)	560,000	500,978
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,521,000	1,528,388
Pennsylvania Electric Co., 5.15%, 03/30/2026(b)	351,000	348,941
Public Service Co. of Colorado, 5.25%, 04/01/2053(c)	5,410,000	5,356,487
Public Service Electric and Gas Co., 5.13%, 03/15/2053(c)	1,475,000	1,464,520
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The),
5.70%, 10/15/2032(c)	$2,094,000	$2,159,685
Series B, 4.00%, 01/15/2051(d)	10,464,000	9,775,783
Southwestern Electric Power Co., 5.30%, 04/01/2033	2,517,000	2,500,465
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	503,000	512,406
Tampa Electric Co., 5.00%, 07/15/2052(c)	1,564,000	1,458,463
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027(c)	1,438,000	1,393,750
Series C, 4.63%, 05/15/2052	2,485,000	2,157,286
Virginia Electric and Power Co., 5.00%, 04/01/2033(c)	2,232,000	2,212,189
Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)	374,000	365,500
5.50%, 09/01/2026(b)	200,000	194,533
5.63%, 02/15/2027(b)	180,000	173,311
5.00%, 07/31/2027(b)	324,000	304,816
4.38%, 05/01/2029(b)(c)	605,000	527,868
		122,659,799
Electrical Components & Equipment–0.76%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	400,000	321,271
CenterPoint Energy Houston Electric LLC, Series AJ, 4.85%, 10/01/2052	4,306,000	4,064,085
EnerSys, 4.38%, 12/15/2027(b)	535,000	498,230
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	4,779,000	4,727,160
6.30%, 02/15/2030(b)	250,000	249,648
6.40%, 04/15/2033(b)	9,328,000	9,235,087
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)	324,000	318,855
5.88%, 09/01/2030(b)	1,067,000	1,031,477
		20,445,813
Electronic Components–0.49%
Corning, Inc., 5.45%, 11/15/2079	13,783,000	12,218,586
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	1,056,000	896,625
		13,115,211
Electronic Equipment & Instruments–0.01%
Trimble, Inc., 6.10%, 03/15/2033	210,000	212,756
Electronic Manufacturing Services–0.37%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	7,293,000	7,243,772
Jabil, Inc., 3.00%, 01/15/2031	3,157,000	2,648,819
		9,892,591
Environmental & Facilities Services–0.20%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	1,746,000	1,750,976
	Principal Amount	Value
Environmental & Facilities Services–(continued)
Republic Services, Inc.,
4.88%, 04/01/2029	$746,000	$748,135
5.00%, 04/01/2034	2,957,000	2,963,115
		5,462,226
Financial Exchanges & Data–1.02%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	3,543,000	3,012,436
Cboe Global Markets, Inc., 3.00%, 03/16/2032	3,079,000	2,673,348
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	3,042,000	2,990,599
4.35%, 06/15/2029	2,494,000	2,458,428
4.60%, 03/15/2033	2,361,000	2,307,048
4.95%, 06/15/2052	3,239,000	3,080,049
5.20%, 06/15/2062	4,376,000	4,380,553
Moody’s Corp.,
4.25%, 08/08/2032	1,178,000	1,130,523
2.75%, 08/19/2041	1,329,000	933,920
5.25%, 07/15/2044	1,259,000	1,228,416
3.75%, 02/25/2052(c)	1,591,000	1,239,991
3.10%, 11/29/2061	2,908,000	1,858,381
		27,293,692
Food Distributors–0.08%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	2,605,000	2,220,662
Gas Utilities–0.06%
Southwest Gas Corp., 5.45%, 03/23/2028	1,509,000	1,514,050
Gold–0.02%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	533,000	500,562
Health Care Equipment–0.43%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	2,329,000	2,368,702
Becton, Dickinson and Co., 4.69%, 02/13/2028(c)	9,157,000	9,144,637
		11,513,339
Health Care Facilities–0.81%
Encompass Health Corp., 4.50%, 02/01/2028	506,000	466,794
HCA, Inc.,
5.00%, 03/15/2024	7,393,000	7,343,059
5.38%, 02/01/2025	317,000	314,957
5.25%, 04/15/2025	151,000	149,869
5.88%, 02/15/2026	166,000	166,838
5.38%, 09/01/2026	111,000	110,574
5.88%, 02/01/2029	216,000	219,638
3.50%, 09/01/2030	1,234,000	1,091,743
5.50%, 06/01/2033	513,000	512,267
5.90%, 06/01/2053	5,091,000	4,912,109
Tenet Healthcare Corp., 4.88%, 01/01/2026	2,299,000	2,225,939
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$3,305,000	$3,230,362
5.38%, 05/15/2043	1,097,000	1,065,453
		21,809,602
Health Care REITs–0.16%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	531,000	457,263
Diversified Healthcare Trust,
4.75%, 05/01/2024	257,000	234,766
4.38%, 03/01/2031	166,000	118,990
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	906,000	695,623
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,437,000	971,755
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	230,000	181,776
3.25%, 04/15/2033	2,225,000	1,647,795
		4,307,968
Health Care Services–1.27%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	377,000	283,511
4.75%, 02/15/2031(b)	251,000	180,688
CVS Health Corp.,
5.00%, 01/30/2029	6,938,000	6,947,488
5.25%, 01/30/2031	2,084,000	2,093,833
5.30%, 06/01/2033	6,578,000	6,599,182
5.88%, 06/01/2053	4,171,000	4,197,978
6.00%, 06/01/2063	3,055,000	3,070,974
DaVita, Inc., 3.75%, 02/15/2031(b)	332,000	263,872
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	6,567,000	5,194,312
Series 2042, 2.72%, 01/01/2042(c)	1,513,000	1,054,750
2.86%, 01/01/2052	1,729,000	1,111,759
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	4,628,000	2,733,378
Select Medical Corp., 6.25%, 08/15/2026(b)(c)	509,000	495,548
		34,227,273
Health Care Supplies–0.24%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	841,000	726,237
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	5,906,000	5,832,277
		6,558,514
Home Improvement Retail–1.36%
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,941,000	1,884,719
	Principal Amount	Value
Home Improvement Retail–(continued)
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	$5,968,000	$5,915,037
5.15%, 07/01/2033	3,992,000	3,985,047
5.63%, 04/15/2053(c)	5,311,000	5,189,716
5.75%, 07/01/2053(c)	2,282,000	2,263,603
5.80%, 09/15/2062	4,426,000	4,288,604
5.85%, 04/01/2063	13,212,000	12,871,927
		36,398,653
Homebuilding–0.39%
Lennar Corp., 4.75%, 11/29/2027	1,906,000	1,868,643
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	4,044,000	3,515,853
6.00%, 01/15/2043(c)	3,428,000	3,021,498
3.97%, 08/06/2061	3,542,000	2,084,798
		10,490,792
Hotel & Resort REITs–0.06%
Service Properties Trust,
5.50%, 12/15/2027	1,363,000	1,186,315
4.38%, 02/15/2030	644,000	468,264
		1,654,579
Hotels, Resorts & Cruise Lines–0.38%
Carnival Corp.,
10.50%, 02/01/2026(b)	450,000	468,037
4.00%, 08/01/2028(b)(c)	580,000	506,392
Expedia Group, Inc.,
4.63%, 08/01/2027(c)	3,332,000	3,247,716
2.95%, 03/15/2031(c)	185,000	154,676
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)(c)	316,000	312,019
4.88%, 01/15/2030	1,071,000	996,791
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	189,000	183,686
IRB Holding Corp., 7.00%, 06/15/2025(b)	417,000	418,485
Marriott International, Inc., 4.90%, 04/15/2029	3,161,000	3,102,606
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	841,000	771,531
		10,161,939
Household Products–0.02%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	582,000	479,917
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	175,000	166,878
Independent Power Producers & Energy Traders–0.37%
Calpine Corp., 3.75%, 03/01/2031(b)(c)	2,794,000	2,280,890
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	528,000	492,170
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	4,822,000	3,095,152
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
NSTAR Electric Co., 4.55%, 06/01/2052	$1,953,000	$1,757,153
TransAlta Corp. (Canada), 7.75%, 11/15/2029	476,000	495,683
Vistra Corp., 7.00%(b)(d)(e)	2,207,000	1,943,319
		10,064,367
Industrial Conglomerates–0.57%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	2,813,000	2,506,214
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	3,927,000	3,882,622
5.00%, 02/15/2033(c)	4,066,000	4,188,487
4.50%, 01/15/2034(c)	4,274,000	4,214,176
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029(c)	651,000	498,917
		15,290,416
Industrial Machinery & Supplies & Components–0.06%
EnPro Industries, Inc., 5.75%, 10/15/2026	996,000	975,926
Flowserve Corp., 2.80%, 01/15/2032	679,000	543,324
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	66,000	58,492
		1,577,742
Industrial REITs–0.58%
LXP Industrial Trust, 2.38%, 10/01/2031	882,000	671,178
Prologis L.P.,
4.63%, 01/15/2033(c)	5,196,000	5,087,671
4.75%, 06/15/2033	5,900,000	5,773,967
5.25%, 06/15/2053	4,213,000	4,117,991
		15,650,807
Insurance Brokers–0.26%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,507,000	1,530,862
Arthur J. Gallagher & Co., 5.50%, 03/02/2033(c)	2,338,000	2,377,802
Marsh & McLennan Cos., Inc.,
6.25%, 11/01/2052	1,410,000	1,566,952
5.45%, 03/15/2053	1,431,000	1,432,774
		6,908,390
Integrated Oil & Gas–1.83%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033(c)	5,711,000	5,650,560
4.89%, 09/11/2033	3,166,000	3,146,562
3.06%, 06/17/2041	2,516,000	1,871,014
3.00%, 03/17/2052	2,073,000	1,396,042
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	3,543,000	3,410,138
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	6,895,000	6,747,699
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	2,341,000	2,160,353
Occidental Petroleum Corp.,
6.13%, 01/01/2031	597,000	607,304
6.20%, 03/15/2040	8,008,000	7,826,859
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	$5,790,000	$5,138,377
6.70%, 02/16/2032	3,593,000	2,695,484
10.00%, 02/07/2033(b)	2,215,000	1,988,339
Petronas Capital Ltd. (Malaysia), 3.40%, 04/28/2061(b)	2,779,000	1,991,807
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	2,407,000	2,059,538
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	1,129,000	830,739
3.00%, 11/26/2051(c)	2,333,000	1,615,984
		49,136,799
Integrated Telecommunication Services–1.18%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	472,000	407,243
5.13%, 07/15/2029(b)	603,000	429,923
5.50%, 10/15/2029(b)	325,000	236,145
AT&T, Inc.,
5.40%, 02/15/2034	4,548,000	4,561,526
3.55%, 09/15/2055	6,498,000	4,474,754
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	6,220,000	5,490,859
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	2,169,000	1,854,495
6.25%, 11/29/2028(b)	1,677,000	1,347,033
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)(c)	1,250,000	1,178,075
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)	300,000	279,997
Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	1,285,000	697,276
10.50%, 05/15/2030(b)	51,000	48,512
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	3,688,000	3,310,528
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	1,520,000	1,482,242
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,165,000	2,366,251
Verizon Communications, Inc.,
3.40%, 03/22/2041	940,000	717,926
3.00%, 11/20/2060	2,610,000	1,601,962
3.70%, 03/22/2061	1,728,000	1,233,179
		31,717,926
Interactive Home Entertainment–0.17%
Electronic Arts, Inc., 2.95%, 02/15/2051	1,619,000	1,084,358
Roblox Corp., 3.88%, 05/01/2030(b)(c)	3,907,000	3,350,604
		4,434,962
Interactive Media & Services–0.91%
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	790,000	722,084
5.63%, 02/15/2029(b)(c)	4,618,000	4,354,289
3.63%, 10/01/2031(b)	55,000	44,865
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Meta Platforms, Inc.,
3.85%, 08/15/2032(c)	$2,450,000	$2,274,463
4.45%, 08/15/2052	1,810,000	1,532,788
4.65%, 08/15/2062	4,304,000	3,665,588
5.75%, 05/15/2063	5,182,000	5,163,034
Tencent Holdings Ltd. (China),
3.60%, 01/19/2028(b)	4,305,000	4,051,015
3.93%, 01/19/2038(b)	3,137,000	2,631,724
		24,439,850
Internet Services & Infrastructure–0.09%
Twilio, Inc., 3.63%, 03/15/2029(c)	2,065,000	1,785,750
VeriSign, Inc., 2.70%, 06/15/2031	908,000	757,097
		2,542,847
Investment Banking & Brokerage–2.64%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(d)	4,324,000	4,332,657
5.85%, 05/19/2034(c)(d)	4,323,000	4,385,355
Series G, 5.38%(c)(d)(e)	5,884,000	5,685,533
Series K, 5.00%(d)(e)	2,514,000	2,137,403
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	1,727,000	1,668,537
5.68% (SOFR + 0.79%), 12/09/2026(c)(f)	4,954,000	4,871,837
5.70% (SOFR + 0.81%), 03/09/2027(f)	6,545,000	6,461,855
5.97% (SOFR + 0.92%), 10/21/2027(f)	1,506,000	1,484,311
6.22% (SOFR + 1.12%), 02/24/2028(f)	1,481,000	1,467,601
4.48%, 08/23/2028(c)(d)	2,502,000	2,432,620
6.75%, 10/01/2037	3,506,000	3,745,317
4.80%, 07/08/2044	3,133,000	2,835,367
Series T, 3.80%(d)(e)	146,000	116,150
Series V, 4.13%(d)(e)	2,539,000	2,067,364
Morgan Stanley,
5.12%, 02/01/2029(d)	2,275,000	2,264,923
5.16%, 04/20/2029(d)	10,174,000	10,148,400
3.62%, 04/01/2031(d)	1,659,000	1,501,632
2.51%, 10/20/2032(d)	1,038,000	843,159
5.25%, 04/21/2034(d)	9,784,000	9,720,953
5.95%, 01/19/2038(d)	1,831,000	1,810,187
Raymond James Financial, Inc., 3.75%, 04/01/2051	1,174,000	859,911
		70,841,072
IT Consulting & Other Services–0.10%
DXC Technology Co., 2.38%, 09/15/2028(c)	1,989,000	1,667,216
Gartner, Inc.,
4.50%, 07/01/2028(b)(c)	569,000	536,446
3.63%, 06/15/2029(b)	294,000	261,588
3.75%, 10/01/2030(b)	176,000	154,600
		2,619,850
Leisure Facilities–0.07%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	490,000	530,853
Principal Amount		Value
Leisure Facilities–(continued)
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	$536,000	$510,989
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	593,000	518,101
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	285,000	256,909
		1,816,852
Leisure Products–0.08%
Brunswick Corp., 5.10%, 04/01/2052	2,953,000	2,134,473
Life & Health Insurance–2.40%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	4,976,000	4,866,130
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,540,298
Series 21-1, 2.66%, 06/29/2026(b)	13,992,000	12,604,553
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	4,487,000	4,509,937
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	11,777,000	9,575,761
MetLife, Inc.,
5.00%, 07/15/2052(c)	1,506,000	1,372,306
5.25%, 01/15/2054	6,651,000	6,337,577
Series D, 5.88%(d)(e)	300,000	273,816
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	300,000	217,832
New York Life Global Funding, 4.55%, 01/28/2033(b)(c)	4,292,000	4,184,540
Pacific Life Global Funding II,
5.79% (SOFR + 0.80%), 03/30/2025(b)(f)	4,852,000	4,817,899
5.72% (SOFR + 0.62%), 06/04/2026(b)(f)	2,167,000	2,109,279
Pacific LifeCorp, 3.35%, 09/15/2050(b)	1,407,000	970,802
Principal Financial Group, Inc.,
5.38%, 03/15/2033(c)	2,919,000	2,920,675
5.50%, 03/15/2053	3,889,000	3,642,824
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	750,000	636,763
		64,580,992
Life Sciences Tools & Services–0.01%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	149,000	144,293
Managed Health Care–1.34%
Centene Corp.,
4.25%, 12/15/2027	4,852,000	4,564,179
2.50%, 03/01/2031	348,000	278,813
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	3,275,000	2,385,451
3.00%, 06/01/2051	3,415,000	2,371,254
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.,
5.25%, 02/15/2028(c)	$4,129,000	$4,252,806
4.25%, 01/15/2029	2,277,000	2,244,201
5.30%, 02/15/2030	7,023,000	7,278,793
5.35%, 02/15/2033(c)	6,036,000	6,295,384
4.50%, 04/15/2033	1,029,000	1,010,302
5.05%, 04/15/2053	2,190,000	2,151,803
5.20%, 04/15/2063	3,164,000	3,100,041
		35,933,027
Mortgage REITs–0.02%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	607,000	475,102
Movies & Entertainment–0.71%
Cinemark USA, Inc.,
5.88%, 03/15/2026(b)(c)	356,000	338,763
5.25%, 07/15/2028(b)	480,000	420,782
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	1,560,000	1,422,777
2.00%, 09/03/2030	2,480,000	1,958,453
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032	295,000	257,882
5.05%, 03/15/2042	6,212,000	5,029,690
5.14%, 03/15/2052	5,698,000	4,451,153
5.39%, 03/15/2062	6,810,000	5,304,127
		19,183,627
Multi-Family Residential REITs–0.08%
AvalonBay Communities, Inc., 5.00%, 02/15/2033(c)	1,258,000	1,262,735
UDR, Inc., 3.00%, 08/15/2031	1,104,000	936,715
		2,199,450
Multi-line Insurance–0.32%
Allianz SE (Germany), 3.20%(b)(d)(e)	203,000	147,999
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	1,375,000	1,393,994
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	7,170,000	7,159,571
		8,701,564
Multi-Utilities–0.87%
Ameren Illinois Co.,
4.95%, 06/01/2033	2,509,000	2,515,576
5.90%, 12/01/2052	1,397,000	1,516,957
Dominion Energy, Inc., 5.38%, 11/15/2032(c)	6,895,000	6,924,381
NiSource, Inc., 5.25%, 03/30/2028	2,014,000	2,030,157
San Diego Gas & Electric Co., 5.35%, 04/01/2053	5,603,000	5,543,941
WEC Energy Group, Inc.,
5.15%, 10/01/2027	2,719,000	2,742,892
4.75%, 01/15/2028	2,144,000	2,120,313
		23,394,217
	Principal Amount	Value
Office REITs–0.59%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	$1,405,000	$1,348,607
4.75%, 04/15/2035	59,000	55,157
Boston Properties L.P.,
2.90%, 03/15/2030	1,917,000	1,526,154
3.25%, 01/30/2031	961,000	770,270
2.55%, 04/01/2032	1,912,000	1,409,878
2.45%, 10/01/2033(c)	1,945,000	1,369,061
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028(c)	5,023,000	4,282,495
Office Properties Income Trust,
4.50%, 02/01/2025(c)	4,353,000	3,638,915
2.40%, 02/01/2027	2,428,000	1,530,085
		15,930,622
Oil & Gas Drilling–0.23%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	540,000	492,024
Noble Finance II LLC, 8.00%, 04/15/2030(b)	509,000	516,286
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	222,000	199,525
4.80%, 05/15/2030(b)	430,000	371,967
6.88%, 04/15/2040(b)	339,000	291,938
Transocean, Inc., 8.75%, 02/15/2030(b)	470,000	470,303
Valaris Ltd., 8.38%, 04/30/2030(b)	3,845,000	3,822,142
		6,164,185
Oil & Gas Equipment & Services–0.21%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,344,000	1,258,810
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	2,504,000	2,438,771
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	2,800,000	2,041,578
		5,739,159
Oil & Gas Exploration & Production–1.59%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,526,000	1,478,583
Apache Corp.,
7.75%, 12/15/2029	2,305,000	2,387,749
4.25%, 01/15/2030(c)	277,000	249,045
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	476,000	456,825
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	3,857,000	3,774,292
Callon Petroleum Co., 8.00%, 08/01/2028(b)	501,000	490,505
Cameron LNG LLC,
3.30%, 01/15/2035(b)	1,587,000	1,325,150
3.40%, 01/15/2038(b)	2,982,000	2,503,198
Devon Energy Corp.,
5.25%, 10/15/2027	7,153,000	7,079,280
5.88%, 06/15/2028	4,430,000	4,440,075
EQT Corp., 5.70%, 04/01/2028(c)	1,563,000	1,556,100
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	$2,511,380	$2,143,995
2.94%, 09/30/2040(b)	3,670,221	2,970,216
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	449,000	405,244
6.00%, 02/01/2031(b)	186,000	166,243
6.25%, 04/15/2032(b)	154,000	137,931
Murphy Oil Corp.,
6.38%, 07/15/2028	2,418,000	2,386,035
5.88%, 12/01/2042	180,000	147,265
Pioneer Natural Resources Co., 5.10%, 03/29/2026	994,000	994,328
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	628,000	529,743
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,054,000	4,109,783
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	2,956,074
		42,687,659
Oil & Gas Refining & Marketing–0.17%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	585,000	506,547
Phillips 66, 5.30%, 06/30/2033	3,956,000	3,939,751
		4,446,298
Oil & Gas Storage & Transportation–5.97%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,992,000	2,553,281
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,038,000	1,044,669
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,439,000	1,652,219
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	4,025,000	4,095,115
3.40%, 08/01/2051	850,000	575,128
7.38%, 01/15/2083(c)(d)	4,671,000	4,609,795
7.63%, 01/15/2083(d)	3,537,000	3,574,223
Energy Transfer L.P.,
5.88%, 01/15/2024	508,000	508,158
2.90%, 05/15/2025	1,358,000	1,290,715
5.55%, 02/15/2028	996,000	999,413
3.75%, 05/15/2030	3,758,000	3,405,819
5.75%, 02/15/2033	2,393,000	2,401,797
4.90%, 03/15/2035	8,559,000	7,838,261
5.00%, 05/15/2050	5,741,000	4,702,782
Series A, 9.35% (3 mo. USD LIBOR + 4.03%)(e)(f)	342,000	305,663
Enterprise Products Operating LLC,
5.35%, 01/31/2033	241,000	245,815
4.20%, 01/31/2050	1,938,000	1,571,004
3.30%, 02/15/2053	1,172,000	817,247
Series D, 6.88%, 03/01/2033	2,073,000	2,337,321
8.30% (3 mo. USD LIBOR + 2.99%), 08/16/2077(c)(f)	4,148,000	4,030,861
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	$5,000	$4,757
8.00%, 01/15/2027	480,000	468,074
7.75%, 02/01/2028	279,000	268,479
8.88%, 04/15/2030	1,264,000	1,244,323
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	515,000	494,946
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	2,100,000	2,169,336
6.51%, 02/23/2042(b)	2,700,000	2,830,990
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	729,000	715,987
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	1,484,000	1,464,027
Kinder Morgan, Inc.,
7.80%, 08/01/2031	13,581,000	15,276,410
7.75%, 01/15/2032	9,149,000	10,355,489
4.80%, 02/01/2033	364,000	343,542
5.20%, 06/01/2033(c)	4,353,000	4,206,289
3.25%, 08/01/2050	200,000	125,717
5.45%, 08/01/2052(c)	6,489,000	5,759,298
MPLX L.P.,
4.80%, 02/15/2029	1,782,000	1,735,697
5.00%, 03/01/2033	2,473,000	2,380,938
4.70%, 04/15/2048	2,103,000	1,687,620
5.50%, 02/15/2049	2,905,000	2,594,143
4.95%, 03/14/2052	5,312,000	4,378,661
5.65%, 03/01/2053	968,000	884,690
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	273,000	246,808
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	9,823,000	10,523,739
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	981,000	676,179
ONEOK Partners L.P., 6.85%, 10/15/2037	3,084,000	3,171,772
ONEOK, Inc.,
6.35%, 01/15/2031	4,375,000	4,512,790
6.10%, 11/15/2032	1,817,000	1,841,972
Plains All American Pipeline L.P., Series B, 9.43% (3 mo. USD LIBOR + 4.11%)(e)(f)	385,000	337,356
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	200,000	177,107
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	7,814,000	7,921,427
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(i)	509,000	485,555
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	697,377
Targa Resources Corp.,
5.20%, 07/01/2027	3,178,000	3,138,866
6.25%, 07/01/2052	3,270,000	3,091,902
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	201,000	194,001
5.50%, 03/01/2030	63,000	60,627
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	$1,055,000	$1,100,238
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)(c)	2,908,000	2,385,321
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	3,266,000	3,260,138
Williams Cos., Inc. (The),
4.55%, 06/24/2024	399,000	394,205
3.50%, 11/15/2030	1,003,000	899,773
4.65%, 08/15/2032(c)	2,133,000	2,019,105
5.65%, 03/15/2033	4,071,000	4,118,363
3.50%, 10/15/2051	1,616,000	1,103,403
		160,306,723
Other Specialized REITs–0.05%
EPR Properties, 3.60%, 11/15/2031	1,662,000	1,272,511
Other Specialty Retail–0.06%
Tractor Supply Co., 5.25%, 05/15/2033(c)	1,494,000	1,486,845
Packaged Foods & Meats–0.54%
Mars, Inc.,
4.55%, 04/20/2028(b)	5,128,000	5,122,730
4.65%, 04/20/2031(b)	1,893,000	1,872,792
McCormick & Co., Inc., 4.95%, 04/15/2033(c)	1,293,000	1,266,353
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	8,139,000	6,315,523
		14,577,398
Passenger Airlines–1.39%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	2,442,614	2,161,187
Series 2017-2, Class AA, 3.35%, 10/15/2029	240,698	213,281
Series 2021-1, Class B, 3.95%, 07/11/2030	2,850,675	2,500,413
Series 2021-1, Class A, 2.88%, 07/11/2034	2,661,670	2,211,808
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	1,525,000	1,498,023
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	2,763,893	2,389,758
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,829,389	1,549,535
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	2,043,000	1,966,510
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	2,884,682	2,830,255
4.75%, 10/20/2028(b)	9,162,226	8,855,807
	Principal Amount	Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	$1,517,449	$1,408,120
Series 2020-1, Class A, 5.88%, 10/15/2027	3,839,206	3,798,093
Series 2018-1, Class A, 3.70%, 03/01/2030	264,320	231,303
Series 2018-1, Class AA, 3.50%, 03/01/2030	2,124,753	1,919,713
Series 2019-1, Class A, 4.55%, 08/25/2031	1,512,595	1,370,358
Series 2019-1, Class AA, 4.15%, 08/25/2031	2,682,296	2,482,479
		37,386,643
Personal Care Products–0.64%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	2,032,000	2,076,589
5.00%, 03/22/2030(b)	3,795,000	3,872,567
4.90%, 03/22/2033(b)	4,840,000	4,931,340
5.10%, 03/22/2043(b)	1,971,000	1,985,149
5.05%, 03/22/2053(b)	2,254,000	2,270,635
5.20%, 03/22/2063(b)	1,915,000	1,924,964
		17,061,244
Pharmaceuticals–1.71%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	783,000	472,932
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	115,000	92,834
Eli Lilly and Co.,
4.70%, 02/27/2033	430,000	438,126
4.88%, 02/27/2053(c)	1,942,000	1,958,342
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	2,290,000	1,559,315
Merck & Co., Inc.,
4.05%, 05/17/2028(c)	4,215,000	4,194,417
4.50%, 05/17/2033	7,847,000	7,833,298
5.00%, 05/17/2053(c)	2,205,000	2,220,969
5.15%, 05/17/2063	1,376,000	1,389,463
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	1,946,000	1,936,493
4.45%, 05/19/2028	8,767,000	8,738,707
4.75%, 05/19/2033	4,227,000	4,245,966
5.30%, 05/19/2053	10,645,000	10,966,995
		46,047,857
Property & Casualty Insurance–0.36%
Progressive Corp. (The), 4.95%, 06/15/2033	7,565,000	7,554,081
Travelers Cos., Inc. (The), 5.45%, 05/25/2053(c)	1,970,000	2,029,678
		9,583,759
Rail Transportation–1.10%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	13,104,000	13,323,645
CSX Corp., 4.50%, 11/15/2052(c)	4,829,000	4,296,013
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	2,181,000	1,468,666
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Rail Transportation–(continued)
Union Pacific Corp.,
4.50%, 01/20/2033(c)	$5,276,000	$5,208,018
5.15%, 01/20/2063	5,330,000	5,277,700
		29,574,042
Real Estate Development–0.18%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(b)	200,000	75,100
5.50%, 04/21/2025(b)	1,950,000	559,515
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(b)	614,000	258,587
Essential Properties L.P., 2.95%, 07/15/2031	1,958,000	1,436,241
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	899,000	791,570
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	961,000	105,710
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	1,388,000	1,026,162
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	809,000	260,277
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	833,000	193,903
		4,707,065
Regional Banks–1.43%
Citizens Financial Group, Inc.,
5.64%, 05/21/2037(d)	3,816,000	3,202,701
Series G, 4.00%(d)(e)	3,379,000	2,514,303
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)(d)	2,050,000	1,906,674
M&T Bank Corp.,
3.55%, 07/26/2023	7,701,000	7,664,425
5.05%, 01/27/2034(c)(d)	3,155,000	2,913,814
Truist Financial Corp.,
5.29% (SOFR + 0.40%), 06/09/2025(f)	4,560,000	4,398,042
4.87%, 01/26/2029(c)(d)	3,375,000	3,269,196
4.92%, 07/28/2033(d)	7,484,000	6,763,538
6.12%, 10/28/2033(d)	3,444,000	3,526,991
5.12%, 01/26/2034(c)(d)	2,462,000	2,353,664
		38,513,348
Reinsurance–0.76%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,130,000	780,342
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	7,195,000	6,191,835
3.13%, 06/15/2031(b)	1,016,000	761,779
4.70%, 10/15/2051(b)(d)	6,477,000	5,041,017
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	7,520,000	7,545,707
		20,320,680
Research & Consulting Services–0.12%
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	2,692,000	2,381,608
4.88%, 07/01/2029(b)(c)	531,000	456,660
	Principal Amount	Value
Research & Consulting Services–(continued)
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	$539,000	$470,299
		3,308,567
Restaurants–0.84%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	495,000	454,440
3.50%, 02/15/2029(b)	341,000	302,489
4.00%, 10/15/2030(b)	2,696,000	2,317,168
Aramark Services, Inc., 5.00%, 04/01/2025(b)	515,000	502,989
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	3,812,000	3,727,031
McDonald’s Corp., 5.15%, 09/09/2052(c)	4,686,000	4,587,928
Papa John’s International, Inc., 3.88%, 09/15/2029(b)(c)	541,000	453,715
Starbucks Corp., 4.75%, 02/15/2026	8,823,000	8,816,822
Yum! Brands, Inc.,
3.63%, 03/15/2031	1,188,000	1,016,286
5.38%, 04/01/2032(c)	516,000	489,384
		22,668,252
Retail REITs–0.55%
Agree L.P., 2.60%, 06/15/2033	383,000	296,887
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	2,144,000	1,936,056
Kimco Realty OP LLC, 2.70%, 10/01/2030	825,000	683,215
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	2,232,000	2,010,779
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	246,000	221,634
NNN REIT, Inc., 3.50%, 04/15/2051	1,758,000	1,177,512
Realty Income Corp.,
4.85%, 03/15/2030	1,049,000	1,027,755
3.25%, 01/15/2031	1,267,000	1,110,438
5.63%, 10/13/2032	2,648,000	2,700,413
Regency Centers L.P., 4.13%, 03/15/2028	1,718,000	1,619,902
Spirit Realty L.P.,
3.40%, 01/15/2030	2,018,000	1,715,065
2.70%, 02/15/2032	352,000	271,682
		14,771,338
Self-Storage REITs–0.12%
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,219,000	2,251,324
2.55%, 06/01/2031	1,015,000	825,196
2.35%, 03/15/2032	133,000	104,528
Life Storage L.P., 2.40%, 10/15/2031	217,000	173,308
		3,354,356
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Semiconductors–0.74%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	$125,000	$101,000
3.47%, 04/15/2034(b)	2,479,000	2,023,661
3.14%, 11/15/2035(b)	1,094,000	834,605
3.19%, 11/15/2036(b)	4,130,000	3,093,228
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	7,116,000	7,037,342
Marvell Technology, Inc., 2.95%, 04/15/2031	219,000	183,711
Micron Technology, Inc.,
4.98%, 02/06/2026(c)	1,539,000	1,529,110
4.19%, 02/15/2027	4,146,000	3,996,459
2.70%, 04/15/2032	1,165,000	919,701
Skyworks Solutions, Inc., 3.00%, 06/01/2031	125,000	98,750
		19,817,567
Single-Family Residential REITs–0.00%
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	107,000	90,194
Soft Drinks & Non-alcoholic Beverages–0.22%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	155,000	122,967
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	6,478,000	5,677,967
		5,800,934
Sovereign Debt–2.44%
Airport Authority (Hong Kong),
4.88%, 01/12/2033(b)	2,432,000	2,508,783
3.25%, 01/12/2052(b)	4,503,000	3,488,640
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	1,068,000	919,591
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,323,360
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	2,455,000	2,418,382
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033	2,717,000	2,733,323
7.50%, 02/02/2034	1,795,000	1,725,163
Dominican Republic International Bond (Dominican Republic),
7.05%, 02/03/2031(b)	1,450,000	1,442,284
5.30%, 01/21/2041(b)	1,455,000	1,131,585
Egypt Government International Bond (Egypt),
5.88%, 02/16/2031(b)	1,464,000	793,590
7.50%, 02/16/2061(b)	1,425,000	683,359
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,905,000	772,478
Indonesia Government International Bond (Indonesia), 4.55%, 01/11/2028	3,635,000	3,633,821
	Principal Amount	Value
Sovereign Debt–(continued)
Israel Government International Bond (Israel), 4.50%, 01/17/2033	$3,266,000	$3,223,294
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	1,685,000	1,779,820
6.34%, 05/04/2053	6,614,000	6,648,953
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	1,140,000	1,157,671
Panama Government International Bond (Panama), 6.85%, 03/28/2054(c)	3,825,000	3,931,809
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	3,149,000	2,406,511
Philippine Government International Bond (Philippines),
4.63%, 07/17/2028	1,520,000	1,541,284
5.50%, 01/17/2048	1,048,000	1,087,367
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,590,899
7.13%, 01/17/2033(b)	3,398,000	3,586,722
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/18/2028(b)	1,765,000	1,778,167
4.88%, 07/18/2033(b)	3,142,000	3,170,784
5.00%, 01/18/2053(b)	3,384,000	3,116,156
		65,593,796
Specialized Consumer Services–0.10%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,852,000	1,795,855
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,196,000	973,215
		2,769,070
Specialized Finance–0.58%
Blackstone Private Credit Fund,
2.63%, 12/15/2026	202,000	172,407
3.25%, 03/15/2027	397,000	341,638
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(h)	7,644,000	7,472,010
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	3,988,000	3,845,586
SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(b)	2,819,000	2,810,642
1.90%, 10/15/2026(b)	996,000	878,315
		15,520,598
Specialty Chemicals–0.64%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	3,457,000	2,635,119
6.99%, 02/20/2032(b)	3,504,000	2,403,462
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	4,049,000	3,549,043
8.75%, 05/03/2029(b)	4,240,000	4,065,248
5.50%, 03/18/2031	5,790,000	4,520,065
		17,172,937
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Steel–0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	$5,688,000	$5,896,701
POSCO (South Korea),
5.63%, 01/17/2026(b)	2,120,000	2,133,344
5.75%, 01/17/2028(b)	1,817,000	1,870,089
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	531,000	437,760
		10,337,894
Systems Software–1.29%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	844,000	758,545
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,523,000	1,431,081
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,692,000	1,476,385
Oracle Corp.,
6.25%, 11/09/2032	12,498,000	13,224,688
4.90%, 02/06/2033	4,339,000	4,192,974
3.60%, 04/01/2050	6,087,000	4,204,156
6.90%, 11/09/2052	5,139,000	5,600,303
5.55%, 02/06/2053(c)	2,259,000	2,111,856
3.85%, 04/01/2060	2,352,000	1,587,626
VMware, Inc., 2.20%, 08/15/2031	132,000	103,791
		34,691,405
Technology Hardware, Storage & Peripherals–0.41%
Apple, Inc.,
3.35%, 08/08/2032(c)	2,465,000	2,318,913
3.95%, 08/08/2052(c)	3,101,000	2,706,886
2.80%, 02/08/2061	3,272,000	2,164,537
4.10%, 08/08/2062	4,420,000	3,837,604
		11,027,940
Telecom Tower REITs–0.23%
American Tower Corp.,
4.05%, 03/15/2032(c)	1,591,000	1,451,113
3.10%, 06/15/2050	1,936,000	1,241,134
SBA Communications Corp.,
3.88%, 02/15/2027	255,000	235,265
3.13%, 02/01/2029(c)	3,865,000	3,259,439
		6,186,951
Tobacco–2.38%
Altria Group, Inc.,
4.40%, 02/14/2026(c)	2,418,000	2,392,088
3.70%, 02/04/2051	4,061,000	2,635,580
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	143,000	114,175
Philip Morris International, Inc.,
4.88%, 02/13/2026	11,227,000	11,207,985
5.13%, 11/17/2027(c)	5,187,000	5,243,516
4.88%, 02/15/2028	13,621,000	13,581,523
5.63%, 11/17/2029	1,480,000	1,517,411
5.13%, 02/15/2030	6,331,000	6,269,845
5.75%, 11/17/2032	6,795,000	6,971,211
5.38%, 02/15/2033	14,129,000	14,046,556
		63,979,890
	Principal Amount	Value
Trading Companies & Distributors–0.98%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	$7,903,000	$7,731,505
Air Lease Corp., 3.00%, 09/15/2023	784,000	778,215
Aircastle Ltd., 4.40%, 09/25/2023	2,695,000	2,673,389
Avolon Holdings Funding Ltd. (Ireland),
4.25%, 04/15/2026(b)	1,512,000	1,400,778
2.75%, 02/21/2028(b)	431,000	358,927
6.38%, 05/04/2028(b)	4,921,000	4,812,133
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	564,000	548,599
5.50%, 05/01/2028(b)	1,093,000	982,451
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)(c)	5,535,000	4,873,625
3.15%, 06/15/2031(b)	2,955,000	2,292,876
		26,452,498
Transaction & Payment Processing Services–0.34%
Mastercard, Inc., 4.85%, 03/09/2033(c)	5,679,000	5,830,152
PayPal Holdings, Inc.,
2.85%, 10/01/2029(c)	726,000	647,021
5.05%, 06/01/2052(c)	2,686,000	2,532,219
		9,009,392
Wireless Telecommunication Services–1.35%
Rogers Communications, Inc. (Canada), 4.50%, 03/15/2043	330,000	272,562
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	4,538,000	4,493,999
5.15%, 03/20/2028(b)	9,029,000	8,965,940
T-Mobile USA, Inc.,
5.05%, 07/15/2033	3,407,000	3,361,066
4.50%, 04/15/2050	2,129,000	1,816,267
3.40%, 10/15/2052	4,343,000	3,045,559
5.65%, 01/15/2053	4,794,000	4,792,645
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	2,347,000	1,689,840
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	1,028,000	975,083
4.13%, 06/04/2081(d)	3,895,000	3,102,465
5.13%, 06/04/2081(d)	3,503,000	2,597,197
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	1,841,000	1,085,736
		36,198,359
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,644,415,458)		2,473,450,360
U.S. Treasury Securities–2.38%
U.S. Treasury Bills–0.18%
4.75% - 4.79%, 04/18/2024(j)(k)	5,041,000	4,818,208
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
U.S. Treasury Bonds–1.13%
3.88%, 05/15/2043	$8,638,200	$8,483,657
3.63%, 02/15/2053	22,795,700	21,901,681
		30,385,338
U.S. Treasury Notes–1.07%
3.88%, 03/31/2025	2,475,000	2,446,576
4.25%, 05/31/2025	4,405,000	4,392,869
3.63%, 05/15/2026	1,577,000	1,558,766
3.63%, 05/31/2028	10,793,600	10,732,886
3.75%, 05/31/2030	9,123,800	9,153,737
3.38%, 05/15/2033	451,400	441,773
		28,726,607
Total U.S. Treasury Securities (Cost $63,310,084)		63,930,153
	Shares
Preferred Stocks–2.01%
Asset Management & Custody Banks–0.12%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)(d)	3,207,000	3,148,440
Diversified Banks–1.20%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	100	116,687
Bank of America Corp., 6.50%, Series Z, Pfd.(c)(d)	3,398,000	3,406,495
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	2,110,000	2,046,728
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	7,500,000	6,942,000
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	3,879,000	3,330,897
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,554	16,395,227
		32,238,034
Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)(d)	1,724,000	1,561,082
Investment Banking & Brokerage–0.50%
Goldman Sachs Group, Inc. (The), 8.21% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(c)(f)	3,255,000	3,197,745
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,502,024
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,772,500
		13,472,269
Life & Health Insurance–0.06%
MetLife, Inc., 3.85%, Series G, Pfd.(c)(d)	1,786,000	1,662,660
Multi-Utilities–0.07%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)(d)	1,866,000	1,778,432
Total Preferred Stocks (Cost $57,647,333)		53,860,917
	Principal Amount
Asset-Backed Securities–1.06%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	$3,923,000	3,216,860
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(h)	5,941,000	5,354,326
	Principal Amount		Value
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$2,635,998	$2,470,122
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		10,396,997	9,528,096
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)		2,507,500	2,039,021
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)		2,468,167	1,867,290
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		4,311,125	3,952,249
Total Asset-Backed Securities (Cost $32,197,949)			28,427,964

Municipal Obligations–0.28%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037		2,095,000	1,941,409
Series 2022, RB, 4.35%, 06/01/2041		1,545,000	1,409,345
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052		2,340,000	1,643,374
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		3,495,000	2,445,502
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)		140,000	138,695
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(h)		360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(h)		350,000	70,000
Total Municipal Obligations (Cost $9,972,097)			7,648,329
Non-U.S. Dollar Denominated Bonds & Notes–0.24%(l)
Airport Services–0.02%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP	437,000	499,616
Food Retail–0.02%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	496,000	526,082
Movies & Entertainment–0.10%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	2,722,603
Passenger Airlines–0.06%
Air France-KLM (France), 3.88%, 07/01/2026(b)	EUR	500,000	502,156
Deutsche Lufthansa AG (Germany), 3.75%, 02/11/2028(b)	EUR	500,000	502,238
International Consolidated Airlines Group S.A. (United Kingdom),
1.50%, 07/04/2027(b)	EUR	300,000	272,572
3.75%, 03/25/2029(b)	EUR	300,000	277,668
			1,554,634
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount		Value
Pharmaceuticals–0.02%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	516,000	$546,837
Sovereign Debt–0.02%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(g)	EUR	2,765,000	545,942
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,065,594)			6,395,714
	Shares
Exchange-Traded Funds–0.19%
Invesco High Yield Select ETF(m)		10,000	246,411
Invesco Short Duration Bond ETF(m)		12,000	297,300
Invesco Total Return Bond ETF(c)(m)		100,000	4,655,000
Total Exchange-Traded Funds (Cost $6,377,935)			5,198,711
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(h)(n)		39	0
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(m)(o)		8,833,576	8,833,576
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(m)(o)		6,302,171	6,302,801
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.04%(m)(o)	10,095,516	$10,095,516
Total Money Market Funds (Cost $25,232,441)		25,231,893

Options Purchased–0.05%
(Cost $1,732,530)(p)		1,282,030
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.25% (Cost $2,849,951,421)		2,665,426,071
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.53%
Invesco Private Government Fund, 5.10%(m)(o)(q)	86,647,098	86,647,098
Invesco Private Prime Fund, 5.22%(m)(o)(q)	222,892,211	222,869,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $309,544,794)		309,517,015
TOTAL INVESTMENTS IN SECURITIES–110.78% (Cost $3,159,496,215)		2,974,943,086
OTHER ASSETS LESS LIABILITIES—(10.78)%		(289,450,392)
NET ASSETS–100.00%		$2,685,492,694
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $750,364,895, which represented 27.94% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $731,092, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco High Yield Select ETF	$-	$249,153	$-	$(2,742)	$-	$246,411	$1,536
Invesco Short Duration Bond ETF	-	298,782	-	(1,482)	-	297,300	1,446
Invesco Total Return Bond ETF	4,692,000	-	-	(37,000)	-	4,655,000	45,623
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	40,215,020	87,909,458	(119,290,902)	-	-	8,833,576	156,549
Invesco Liquid Assets Portfolio, Institutional Class	28,720,825	62,792,470	(85,207,787)	1,461	(4,168)	6,302,801	114,491
Invesco Treasury Portfolio, Institutional Class	45,960,023	100,467,952	(136,332,459)	-	-	10,095,516	178,517
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	75,350,602	203,814,724	(192,518,228)	-	-	86,647,098	1,026,750*
Invesco Private Prime Fund	193,758,684	357,326,344	(328,148,791)	(13,199)	(53,121)	222,869,917	2,755,658*
Total	$388,697,154	$812,858,883	$(861,498,167)	$(52,962)	$(57,289)	$339,947,619	$4,280,570

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	Non-income producing security.
(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	06/16/2023	60	USD	4,185.00	USD	25,110,000	$313,200
S&P 500 Index	Call	09/15/2023	82	USD	4,260.00	USD	34,932,000	968,830
Total Index Options Purchased								$1,282,030

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	09/15/2023	37	USD	4,400.00	USD	16,280,000	$(189,995)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	956	September-2023	$196,771,689	$(244,453)	$(244,453)
U.S. Treasury 5 Year Notes	256	September-2023	27,924,000	5,193	5,193
U.S. Treasury 10 Year Notes	36	September-2023	4,120,875	795	795
U.S. Treasury Long Bonds	879	September-2023	112,814,156	1,462,711	1,462,711
U.S. Treasury Ultra Bonds	174	September-2023	23,816,250	435,281	435,281
Subtotal—Long Futures Contracts				1,659,527	1,659,527
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	1,529	September-2023	(184,172,828)	(1,003,946)	(1,003,946)
Total Futures Contracts				$655,581	$655,581

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/17/2023	Canadian Imperial Bank of Commerce	EUR	200,000	USD	217,552	$2,859
08/17/2023	Canadian Imperial Bank of Commerce	GBP	210,000	USD	263,065	1,481
08/17/2023	Goldman Sachs International	EUR	1,674,000	USD	1,854,741	57,758
08/17/2023	Goldman Sachs International	GBP	332,000	USD	420,428	6,877
08/17/2023	State Street Bank & Trust Co.	EUR	800,000	USD	873,737	14,963
08/17/2023	State Street Bank & Trust Co.	GBP	210,000	USD	262,656	1,072
Total Forward Foreign Currency Contracts						$85,010

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,456,402,589	$17,047,771	$2,473,450,360
U.S. Treasury Securities	—	63,930,153	—	63,930,153
Preferred Stocks	26,786,438	27,074,479	—	53,860,917
Asset-Backed Securities	—	19,856,778	8,571,186	28,427,964
Municipal Obligations	—	7,578,325	70,004	7,648,329
Non-U.S. Dollar Denominated Bonds & Notes	—	6,395,714	—	6,395,714
Exchange-Traded Funds	5,198,711	—	—	5,198,711
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	25,231,893	309,517,015	—	334,748,908
Options Purchased	1,282,030	—	—	1,282,030
Total Investments in Securities	58,499,072	2,890,755,053	25,688,961	2,974,943,086
Other Investments - Assets*
Investments Matured	—	233,105	—	233,105
Futures Contracts	1,903,980	—	—	1,903,980
Forward Foreign Currency Contracts	—	85,010	—	85,010
	1,903,980	318,115	—	2,222,095
Other Investments - Liabilities*
Futures Contracts	(1,248,399)	—	—	(1,248,399)
Options Written	(189,995)	—	—	(189,995)
	(1,438,394)	—	—	(1,438,394)
Total Other Investments	465,586	318,115	—	783,701
Total Investments	$58,964,658	$2,891,073,168	$25,688,961	$2,975,726,787

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco Corporate Bond Fund